Prepayments and Other Current Assets - Additional Information (Detail) - CNY (¥)		Dec. 31, 2021	Jul. 27, 2021	Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Advance Deposit For Intent Acquisition	[1]	¥ 100,000,000		¥ 0
Beijing Shangkun Education Technology Development Co., Ltd [Member] | Investment cooperation agreement [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Advance Deposit For Intent Acquisition			¥ 100,000,000

[1]	On July 27, 2021, the Group entered into investment cooperation agreement with Beijing Shangkun Education Technology Development Co., Ltd. (“Beijing S.K.”). Pursuant to the agreement, the Group prepaid RMB100,000,000 for the intent acquisition of Beijing S.K. The closing of the acquisition is subject to satisfaction of certain closing conditions, including but not limited to completion of internal restructuring of Beijing S.K. under the supervision of the Group, which is expected to complete within one year after signing of the agreement (See Note 19).